PROPERTY AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Feb. 29, 2012
Property and equipment, net
Total cost of property and equipment	$ 98,713,707	$ 90,859,597
Less: accumulated depreciation and amortization	(20,088,516)	(14,744,509)
Property and equipment, net	78,625,191	76,115,088
Depreciation expenses	9,549,852	7,023,754	5,203,847
Building
Property and equipment, net
Total cost of property and equipment	65,000,502	64,073,055
Leasehold improvement
Property and equipment, net
Total cost of property and equipment	12,913,755	10,796,498
Computer, network equipment and software
Property and equipment, net
Total cost of property and equipment	17,313,650	13,141,255
Vehicles
Property and equipment, net
Total cost of property and equipment	901,237	854,070
Office equipment and furniture
Property and equipment, net
Total cost of property and equipment	$ 2,584,563	$ 1,994,719